Convertible Debentures (Details) - Schedule of convertible debentures - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Convertible debentures	$ 4,061,735
Embedded derivative liability bifurcated	2,292,056
December 2020 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Convertible debentures
May 2022 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Convertible debentures
Embedded derivative liability bifurcated
August 2022 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Convertible debentures	2,238,897
Embedded derivative liability bifurcated	1,241,261
December 2022 Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of convertible debentures [Line Items]
Convertible debentures	1,822,838
Embedded derivative liability bifurcated	$ 1,050,795